Investments in Equity Investees (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Investments in Equity Investees
Investments in equity investees	$ 37,740	$ 73,777
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees	$ 37,740	73,461	$ 82,538
Other (note)
Investments in Equity Investees
Investments in equity investees		$ 316